UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  February 1, 2007

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		37

FORM 13F Information Table Value Total:	$28,898,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1465    31858 SH       SOLE                    31858
ASML Holding N V ADR           COM              N07059111     1631    66221 SH       SOLE                    66221
Altria Group, Inc.             COM              718154107      201     2338 SH       SOLE                     2338
Amdocs                         COM              G02602103      851    21971 SH       SOLE                    21971
BJ's Restaurants Inc.          COM              09180C106      554    27408 SH       SOLE                    27408
Bio Reference Lab              COM              09057G602      556    24722 SH       SOLE                    24722
Biovail Corporation            COM              09067J109     1501    70942 SH       SOLE                    70942
Blue Earth Refineries          COM              G11999102      236   121084 SH       SOLE                   121084
CR Bard                        COM              067383109     1010    12175 SH       SOLE                    12175
China Medical Technology ADS   COM              169483104      815    30107 SH       SOLE                    30107
Dell Inc.                      COM              247025109      324    12903 SH       SOLE                    12903
Federal Nat'l Mtg.             COM              313586109      212     3577 SH       SOLE                     3577
Fuelnation, Inc.               COM              359528205       52   396780 SH       SOLE                   396780
General Electric               COM              369604103      764    20534 SH       SOLE                    20534
Helen of Troy Limited          COM              G4388N106      612    25218 SH       SOLE                    25218
Inksure Technology             COM              45727E106      386   126609 SH       SOLE                   126609
Intel Corp.                    COM              458140100      505    24924 SH       SOLE                    24924
Jetblue Airways                COM              477143101      402    28287 SH       SOLE                    28287
KHD Humboldt Wedag Inter'l Ltd COM              482462108     2161    53916 SH       SOLE                    53916
KV Pharmaceutical Cl A         COM              482740206     2079    87440 SH       SOLE                    87440
Kensey Nash Corp.              COM              490057106     1251    39332 SH       SOLE                    39332
L3 Communications Hldg         COM              502424104      992    12125 SH       SOLE                    12125
Mass Financial Corp. Class A   COM              P64605101      549   184345 SH       SOLE                   184345
Monro Muffler Brake            COM              610236101      457    13027 SH       SOLE                    13027
Mymetics Corp                  COM              62856A102       16   617234 SH       SOLE                   617234
NII Holdings                   COM              62913F201     1880    29168 SH       SOLE                    29168
Namtai Electronics             COM              629865205      302    19910 SH       SOLE                    19910
Novellus Systems               COM              670008101      888    25802 SH       SOLE                    25802
PetSmart Inc.                  COM              716768106      494    17101 SH       SOLE                    17101
Pfizer                         COM              717081103      240     9265 SH       SOLE                     9265
QUALCOMM                       COM              747525103     1410    37318 SH       SOLE                    37318
Safenet Inc.                   COM              78645R107      914    38185 SH       SOLE                    38185
Scientific Games               COM              80874P109     1181    39066 SH       SOLE                    39066
Semitool Inc.                  COM              816909105     1025    77000 SH       SOLE                    77000
Staples Inc.                   COM              855030102      612    22938 SH       SOLE                    22938
Sur American Gold              COM              868905100       41   132843 SH       SOLE                   132843
Zoltek                         COM              98975W104      328    16695 SH       SOLE                    16695